Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

April 3, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
u.s. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549
Re:    Advisors Series Trust (the “Trust”)
    File Nos.: 333-17391 and 811-07959
    PIA BBB Bond Fund (S000005064)
PIA MBS Bond Fund (S000005067)
PIA High Yield (MACS) Fund (S000029825)
PIA High Yield Fund (S000029824)
PIA Short-Term Securities Fund (S000005065)
PIA Short Duration Bond Fund (S000038165)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, PIA BBB Bond Fund, PIA MBS Bond Fund, PIA High Yield (MACS) Fund, PIA High Yield Fund, PIA Short-Term Securities Fund and PIA Short Duration Bond Fund (together the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated March 31, 2023, and filed electronically as Post-Effective Amendment No. 1125 to the Funds’ Registration Statement on Form N-1A on March 31, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust